Loans - Loans to Directors and Executive Officers Including Immediate Families and Companies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance-Beginning of year	$ 9,997	$ 10,922
New loans and advances	3,262	5,713
Repayments	(3,157)	(6,788)
Effect of changes to related parties	(808)	150
Balance-End of year	$ 9,294	$ 9,997